OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) ¥ in Millions			6 Months Ended												7 Months Ended
		Oct. 01, 2020	Jun. 30, 2024 USD ($)	May 30, 2024 USD ($)	May 30, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	May 30, 2023 USD ($)	May 30, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	May 30, 2022 USD ($)	May 30, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Other commitment																				$ 4,100,000	¥ 30.0	$ 4,100,000	¥ 30.0
Revenue	[1]		$ 18,078,547					$ 14,078,009
Debt instrument covenant description																	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.
Contract terms		4 years
Other assets non current			359,519																$ 811,026
Reduction of amount receivable			400,000
Advertising [Member]
Revenue			$ 2,568,614					$ 1,316,932									$ 462,000	¥ 3.0
Increase in revenue				$ 1,082,000	¥ 7.8	$ 2,581,000	¥ 18.3		$ 562,000	¥ 3.9	$ 2,285,000	¥ 14.1	$ 531,000	¥ 3.4	$ 510,000	¥ 3.3	$ 462,000	¥ 3.0
IOV Software [Member]
Equity investment ownership percentage			100.00%
Vendor [Member]
Due to related parties																				$ 4,100,000	¥ 30.0	$ 4,100,000	¥ 30.0

[1]	Revenues by operating segments exclude intercompany transactions.